Consolidated Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows used in operating activities
Net loss	$ (2,664)	$ (2,814)
Adjustments for:
Stock-based compensation	1,007	1,532
Issued stock for commission	32	0
Convertible note related accretion expense	0	33
Changes in non-cash operating balances:
Accounts receivable and other receivables	64	(6)
Prepaid expense	(41)	(30)
Inventories	1	1
Accounts payable and accrued liabilities	(232)	544
Net cash flows used in operating activities	(1,833)	(740)
Cash flows from (used in) financing activities
Proceeds from issuance of share capital	1,832
Warrants Exercise		354
Net cash flows provided by financing activities	1,832	354
CASH FLOWS FROM INVESTING ACTIVITIES
Net (decrease) increase in cash	(1)	(386)
Cash, beginning of the period	851	2,018
Cash, end of the period	$ 850	$ 1,632